UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

October 31, 2012

Portfolio of Investments

Corporate Bonds & Notes — 81.8%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.7%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$2,335	$2,568,500
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	2,925	3,173,625
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	7,245	7,824,600
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	23,210	25,705,075

		$39,271,800

Automotive & Auto Parts — 2.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$5,867	$6,365,695
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	9,892	11,116,135
Chrysler Group, LLC, 8.25%, 6/15/21	11,460	12,305,175
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	16,355	16,747,520
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	9,541,844
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	4,360	5,024,669
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,815,039
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	5,933,400
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	14,565	14,921,784
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	4,760	5,281,134
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	6,220	6,305,525
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	2,450	2,756,250
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	10,058,051
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	5,690	5,882,038

		$118,054,259

Banks and Thrifts — 1.9%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$9,580	$8,669,900
Ally Financial, Inc., Sr. Notes, 2.618%, 12/1/14(2)	3,405	3,366,653
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	7,740	8,045,281
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	16,320	17,279,926
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	13,360	14,716,868
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	39,730	47,477,350

		$99,555,978

Broadcasting — 0.4%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$3,920	$4,459,000
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	3,385	3,833,513

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	$12,575	$12,920,812

		$21,213,325

Building Materials — 1.4%
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	$4,110	$4,531,275
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,427,119
Interline Brands, Inc., Sr. Notes, 7.50%, 11/15/18	15,250	16,546,250
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	14,685	15,878,156
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	12,610	13,555,750
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	7,721	8,338,680
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	8,590	9,567,112
Rexel SA, Sr. Notes, 6.125%, 12/15/19(1)	4,390	4,521,700

		$76,366,042

Cable / Satellite TV — 3.1%
Cablevision Systems Corp., Sr. Notes, 5.875%, 9/15/22	$15,000	$14,962,500
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	7,985	8,913,256
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	21,705	21,922,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 6.50%, 4/30/21	6,490	6,928,075
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	1,510	1,630,800
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.25%, 10/30/17	4,455	4,889,363
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	12,875	14,484,375
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	5,005	5,430,425
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	940	1,062,200
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	9,810	9,981,675
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	21,715	24,266,512
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	14,740	16,490,375
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,126,125
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	12,121,850
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	10,550	11,341,250
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	10,865	11,027,975

		$168,578,806

21	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 1.0%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$2,479	$2,516,185
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,351,800
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	5,470	5,593,075
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	7,295	7,915,075
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	9,470	9,683,075
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	8,180	8,220,900
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	2,475	2,778,188
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	5,110	5,454,925

		$52,513,223

Chemicals — 3.5%
Ashland, Inc., Sr. Notes, 4.75%, 8/15/22(1)	$3,845	$3,941,125
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	3,350	3,735,250
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	2,745	3,005,775
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	11,115,473
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	6,300	6,630,750
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	19,515	20,563,931
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	2,130	2,348,325
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	3,425	3,544,875
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	48,085	52,292,438
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	32,820	38,153,250
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,084,375
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,980,975
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	2,290	2,484,650
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	15,785	16,317,744
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	2,165	2,359,850
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	12,265	12,280,331

		$186,839,117

Consumer Products — 1.5%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$3,700	$3,959,000
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	23,980	24,609,475
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	7,690	7,863,025
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,546,187
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	4,525	4,903,969
Serta Simmons Holdings, LLC, Sr. Notes, 8.125%, 10/1/20(1)	9,765	9,899,269

Security	Principal Amount (000’s omitted)	Value

Consumer Products (continued)
Spectrum Brands, Inc., Sr. Notes, 6.75%, 3/15/20(1)	$7,160	$7,347,950
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	3,905	4,432,175
Wolverine World Wide, Inc., Sr. Notes, 6.125%, 10/15/20(1)	5,060	5,294,025

		$80,855,075

Containers — 1.5%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$5,230	$5,543,800
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	7,845	7,864,612
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	1,855	2,068,325
Reynolds Group Holdings, Inc., Sr. Notes, 5.75%, 10/15/20(1)	15,000	15,187,500
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	13,555	14,469,962
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	8,085	8,650,950
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	5,025	5,477,250
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	2,775	2,823,563
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	8,420	8,862,050
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	9,925	10,967,125

		$81,915,137

Diversified Financial Services — 4.6%
Air Lease Corp., Sr. Notes, 4.50%, 1/15/16(1)	$31,740	$31,898,700
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	5,350	5,704,438
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	15,472	16,555,459
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	8,165	8,411,754
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	30,710	31,938,400
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	2,545	2,647,347
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	2,775	2,962,313
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	1,275	1,367,438
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	5,730	6,138,263
E*TRADE Financial Corp., Sr. Notes, 7.875%, 12/1/15	3,000	3,056,250
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	24,095	27,408,062
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	12,395	12,720,369
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,790,803
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	19,331,156
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	9,855	11,961,506

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	$5,350	$6,273,678
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	11,900	12,539,625
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	18,665	19,691,575
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	16,010	16,210,125

		$244,607,261

Diversified Media — 2.4%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$9,694	$9,815,175
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	13,835	13,489,125
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	4,900	5,267,500
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	2,005	1,899,738
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	6,169,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,860	511,500
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	10,365	10,572,300
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	9,210	10,084,950
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	8,240	8,734,400
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,786,375
Nielsen Finance, LLC, Sr. Notes, 4.50%, 10/1/20(1)	15,790	15,790,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	283	319,790
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	14,405	14,513,037
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,195	2,422,731
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,742,844
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	11,635	13,176,637

		$128,295,402

Energy — 11.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$10,050	$10,854,000
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	12,560	13,706,100
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,791,950
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,481,000
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	26,395	27,648,762
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	9,970	10,468,500
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,845,700
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	8,205	8,348,587
Chesapeake Energy Corp., Sr. Notes, 6.775%, 3/15/19	855	858,206
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	3,875	3,710,313

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	$9,190	$9,672,475
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	4,730	5,214,825
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,171,525
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	31,365	33,129,281
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	9,180	9,707,850
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	2,290	2,587,700
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	15,640	15,366,300
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	5,335	6,068,563
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,566,250
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	18,495	20,067,075
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	13,545	15,034,950
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22(1)	4,120	4,284,800
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	9,450	9,402,750
Forest Oil Corp., Sr. Notes, 7.50%, 9/15/20(1)	12,640	12,956,000
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	1,825	1,952,750
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	15,742	16,529,100
Halcon Resources Corp., Sr. Notes, 8.875%, 5/15/21(1)	6,305	6,407,456
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	10,765	11,410,900
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	2,710	2,981,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	5,995	6,564,525
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	2,605	2,748,275
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	20,655	22,617,225
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	13,068	14,309,460
Laredo Petroleum, Inc., Sr. Notes, 9.50%, 2/15/19	9,050	10,317,000
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	10,980	11,803,500
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	13,000	13,910,000
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	3,365	3,575,313
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	14,595	15,543,675
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	12,615	12,488,850
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	8,545	7,498,238
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	9,420	10,055,850
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,304,400
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	9,925	10,173,125
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,249,122
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	25,210	25,210,000
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	7,945	8,441,562

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	$3,450	$3,708,750
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	9,620	10,076,950
Range Resources Corp., Sr. Sub. Notes, 5.00%, 8/15/22	4,700	4,935,000
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	5,485	6,074,638
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	3,375	3,742,031
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	12,645	12,945,319
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	33,455	33,622,275
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	11,995	12,894,625
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	575	576,075
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	8,890	9,334,500
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	11,183,791
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	12,645	13,245,637
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	11,505,000
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	1,870	1,898,050
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	2,770	2,970,825
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	21,835	23,472,625

		$635,220,879

Entertainment / Film — 0.5%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,597,950
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	2,395	2,652,463
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,588	2,892,090
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	2,660	2,939,300
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	10,655	11,880,325

		$27,962,128

Environmental — 0.5%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$6,410	$6,650,375
Casella Waste Systems, Inc., 11.00%, 7/15/14	2,350	2,484,244
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	1,405	1,383,925
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	5,440	5,603,200
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	8,930	9,758,454

		$25,880,198

Food / Beverage / Tobacco — 1.6%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$15,880	$16,058,650
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	7,468	6,074,212
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	18,226,062
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	8,190	8,384,513

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco (continued)
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	$6,770	$7,717,800
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	5,685	5,464,706
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	9,060	10,124,550
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22(1)	4,660	4,968,725
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	10,790	11,329,500

		$88,348,718

Gaming — 4.0%
Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., Sr. Notes, 8.375%, 2/15/18(1)	$5,500	$5,651,250
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	11,355	4,087,800
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,365	4,646,450
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	3,280	3,152,900
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	25,140	20,866,200
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	16,260	16,016,100
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	9,042,562
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	1,485	1,457,156
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	2,965	3,061,363
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,106,600
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	13,670	14,216,800
MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	27,890	28,552,387
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	18,740	19,466,175
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,520,000
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,220,469
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,304,925
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	10,945	10,425,112
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	5,775,413
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	10,140	7,617,675
Peninsula Gaming, LLC, 8.375%, 8/15/15	4,165	4,368,044
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	11,540	13,054,625
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,787,488
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	8,651,325
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	7,121	3,858,659

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	$5,810	$6,550,775

		$214,458,253

Health Care — 9.5%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,186,150
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	10,230	11,073,975
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	6,345	6,646,388
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,933,750
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	11,730	12,081,900
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	13,890	14,393,512
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	9,830	9,485,950
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	13,515	14,055,600
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	13,450	14,240,187
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,210	20,938,900
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	24,230	25,441,500
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	7,310	7,839,975
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	11,430	11,601,450
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	4,565	4,861,725
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	4,610	5,001,850
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	14,373	15,522,840
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	3,825	4,150,125
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	6,375	6,741,562
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	5,315	5,680,406
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,246,963
HCA Holdings, Inc., Sr. Notes, 7.75%, 5/15/21	2,820	3,052,650
HCA, Inc., 9.875%, 2/15/17	6,315	6,788,625
HCA, Inc., Sr. Notes, 5.875%, 5/1/23	6,350	6,429,375
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,575,938
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,794,875
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	10,400	11,674,000
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	27,285	29,058,525
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	9,615	9,807,300
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	6,435	6,499,350

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	$18,765	$20,078,550
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	7,765	7,493,225
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	12,245	13,530,725
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	8,444	9,098,410
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	23,885	26,810,912
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	9,735	10,708,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	6,976,750
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	12,520	15,008,350
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,836,000
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	2,045	1,927,413
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	1,900	2,049,625
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,578,000
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	1,925	2,079,000
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	8,475	9,322,500
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	12,850	13,556,750
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	16,060	16,983,450
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	20,930	21,400,925
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	9,775	10,361,500

		$506,605,931

Homebuilders / Real Estate — 0.7%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$10,555	$11,504,950
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	22,945	25,641,038

		$37,145,988

Hotels — 0.1%
Choice Hotels International, Inc., Sr. Notes, 5.75%, 7/1/22	$2,680	$2,948,000

		$2,948,000

Insurance — 0.3%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$5,665	$5,868,940
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	8,565	8,843,363
USI Holdings Corp., Sr. Notes, 4.185%, 11/15/14(1)(2)	2,125	2,071,875

		$16,784,178

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.5%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$15,125	$16,788,750
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	13,909,250
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,320,225
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,697,675
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,479,975
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,911,313
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,429,250
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	15,870	16,564,312
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	2,420	2,637,800
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	7,740	8,030,250

		$77,768,800

Metals / Mining — 2.7%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$5,395	$5,745,675
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	28,835	29,267,525
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	16,085	16,085,000
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	10,105	9,776,588
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	4,265	4,542,225
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	4,800	5,244,000
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	9,225	10,216,688
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	17,105	17,831,962
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	14,665	15,214,937
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	5,250	5,538,750
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	13,746,875
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,707,375
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	4,840	4,973,100

		$146,890,700

Paper — 0.6%
Boise Cascade, LLC/Boise Cascade Finance Corp., Sr. Notes, 6.375%, 11/1/20(1)	$1,900	$1,933,250
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	1,805	1,985,500
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	7,295	8,060,975
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,629,717
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	7,090	7,116,587

		$29,726,029

Security	Principal Amount (000’s omitted)	Value

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,957,788

		$2,957,788

Restaurants — 0.6%
DineEquity, Inc., Sr. Notes, 9.50%, 10/30/18	$1,575	$1,781,719
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	16,985	19,596,444
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	10,995	10,486,481

		$31,864,644

Services — 5.7%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$3,530	$3,618,285
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	5,720	6,270,550
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	20,135	23,029,406
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	16,390	17,209,500
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	22,250	17,466,250
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	6,325	6,443,594
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	9,637	10,504,330
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	75,340	74,586,600
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	23,453	24,860,180
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,326,450
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	4,495	5,214,200
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	12,265	12,448,975
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	5,145	5,427,975
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	1,980,000
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	13,085	13,215,850
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	16,720	17,765,000
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	12,910	15,040,150
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	18,280	19,856,650
UR Merger Sub Corp., Sr. Notes, 7.625%, 4/15/22(1)	11,840	13,009,200
UR Merger Sub Corp., Sr. Notes, 10.875%, 6/15/16	15,075	16,808,625

		$306,081,770

Steel — 0.1%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$7,020	$7,160,400

		$7,160,400

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Super Retail — 4.7%
Academy, Ltd./Academy Finance Corp., Sr. Notes, 9.25%, 8/1/19(1)	$12,105	$13,315,500
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	8,525	8,940,594
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	3,785	3,974,250
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	9,925	10,148,313
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	28,225	30,694,687
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	16,835	18,244,931
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	26,680	30,648,650
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	12,810	15,580,163
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18(1)	6,315	6,812,306
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	11,435	12,335,506
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	4,553	4,763,576
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	8,100	8,464,500
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	18,585	19,839,488
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	13,955	15,472,606
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	25,810	26,035,838
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	23,795	25,549,881
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 6.875%, 11/15/19	215	239,456

		$251,060,245

Technology — 3.2%
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	$3,825	$3,509,437
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	10,153,775
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(1)	1	456
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	19,309	17,233,076
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,309,138
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,039,563
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,914,550
First Data Corp., Sr. Notes, 6.75%, 11/1/20(1)	18,385	18,476,925
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	13,365	13,899,600
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	21,375	23,726,250
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	9,490	10,083,125
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	7,585	7,784,106
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	14,265	14,621,625
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	11,895	12,489,750
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	27,095	30,515,744

		$172,757,120

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 6.5%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$12,730	$14,316,820
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	12,660	13,150,575
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	6,915	7,710,225
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	12,086,900
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,240,750
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,362,706
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	13,025	14,001,875
Inmarsat Finance PLC, Sr. Notes, 7.375%, 12/1/17(1)	4,620	5,001,150
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	10,440	11,118,600
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	24,211	25,572,802
iPCS, Inc., 3.695%, 5/1/14(2)(3)	9,510	9,510,000
iPCS, Inc., Sr. Notes, 2.57%, 5/1/13(2)	2,450	2,450,000
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	39,400	39,547,750
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	6,430	6,454,112
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	12,625	12,877,500
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	9,585	10,004,344
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	1,771	1,987,948
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	5,050	5,984,250
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	6,315	6,820,200
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	31,705	34,915,131
Sprint Nextel Corp., Sr. Notes, 8.375%, 8/15/17	2,000	2,330,000
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	28,115	34,792,312
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	5,150	6,077,000
Sprint Nextel Corp., Sr. Notes, 9.25%, 4/15/22	2,000	2,400,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,121,475
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	15,744	12,893,063
Windstream Corp., Sr. Notes, 7.50%, 6/1/22	6,715	7,151,475
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	13,500	14,664,375
Windstream Corp., Sr. Notes, 8.125%, 9/1/18	2,565	2,789,438

		$345,332,776

Textiles / Apparel — 0.3%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$13,090	$15,153,455

		$15,153,455

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail — 0.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,507,700
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,168,800

		$14,676,500

Utilities — 2.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	$11,965	$12,832,462
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	20,394	22,280,445
DPL, Inc., Sr. Notes, 6.50%, 10/15/16	7,335	7,995,150
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	29,645	33,572,962
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	12,200	6,191,500
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	3,870	3,937,725
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	7,300	8,030,000
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	11,225	12,431,688
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	843,875
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	9,061,200

		$117,177,007

Total Corporate Bonds & Notes (identified cost $4,175,207,921)		$4,372,026,932

Senior Floating-Rate Interests — 10.4%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.3%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,073	$6,221,565
Navistar International Corp., Term Loan, 7.00%, Maturing 9/5/17	9,450	9,526,781

		$15,748,346

Cable / Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$3,691	$3,730,592

		$3,730,592

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$8,955	$9,100,519
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	10,746	10,911,628

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals (continued)
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	$6,686	$6,870,276

		$26,882,423

Consumer Products — 0.6%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$12,971	$13,018,013
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	20,000	20,020,840

		$33,038,853

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$11,300	$11,422,413

		$11,422,413

Energy — 0.8%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$13,702	$13,751,699
Everest Acquisition, LLC, Term Loan, 5.00%, Maturing 5/24/18	17,500	17,658,603
Samson Investment Co., Term Loan - Second Lien, 6.00%, Maturing 9/25/18	10,000	10,104,690

		$41,514,992

Environmental — 0.4%
ADS Waste Holdings, Term Loan, 5.25%, Maturing 9/11/19	$20,700	$20,917,785

		$20,917,785

Food / Beverage / Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$11,409	$11,409,235
U.S. Foodservice, Inc., Term Loan, 2.71%, Maturing 7/3/14	1,959	1,939,887

		$13,349,122

Gaming — 0.4%
Peninsula Gaming, LLC, Term Loan, Maturing 8/3/17(7)	$20,300	$20,579,125

		$20,579,125

Health Care — 1.4%
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$13,090	$13,155,083
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	7,980	8,080,580

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
IMS Health Inc., Term Loan, Maturing 8/25/17(7)	$5,000	$5,036,605
Multiplan, Inc., Term Loan, 4.75%, Maturing 8/26/17	15,157	15,244,958
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	23,900	24,198,750
Valeant Pharmaceuticals International, Inc., Term Loan, Maturing 9/27/19(7)	7,500	7,541,250

		$73,257,226

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 6.25%, Maturing 12/21/18	$15,920	$16,158,800

		$16,158,800

Metals / Mining — 0.9%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$48,600	$48,478,500

		$48,478,500

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$13,200	$13,365,000
Education Management LLC, Term Loan, 4.38%, Maturing 6/1/16	7,801	6,576,369
Laureate Education, Inc., Term Loan, 3.32%, Maturing 8/17/14	16,509	16,508,965
Laureate Education, Inc., Term Loan, 3.32%, Maturing 8/17/14	2,441	2,441,471

		$38,891,805

Super Retail — 1.5%
Academy, Ltd., Term Loan, 6.00%, Maturing 8/3/18	$11,799	$11,835,496
BJ’s Wholesale Club, Inc., Term Loan, 5.75%, Maturing 9/26/19	10,600	10,726,977
BJ’s Wholesale Club, Inc., Term Loan - Second Lien, 9.75%, Maturing 3/26/20	5,000	5,116,250
David’s Bridal, Inc., Term Loan, 5.00%, Maturing 10/11/19	9,000	8,997,192
Neiman Marcus Group, Inc. (The), Term Loan, 4.75%, Maturing 5/16/18	21,000	21,088,305
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/26/19	21,100	21,329,463

		$79,093,683

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 0.0%(8)
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$250	$250,353
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	300	300,074
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	501	502,189

		$1,052,616

Telecommunications — 1.7%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$5,800	$5,836,250
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	18,000	18,150,750
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	6,441	6,673,424
Intelsat Jackson Holdings S.A., Term Loan, Maturing 4/2/18(7)	12,000	12,106,068
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	47,786,637

		$90,553,129

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	$1,774	$1,703,208
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	3,890	3,734,105
CEVA Group PLC, Term Loan, 5.36%, Maturing 8/31/16	1,991	1,911,278

		$7,348,591

Utilities — 0.2%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$16,810	$11,357,072

		$11,357,072

Total Senior Floating-Rate Interests (identified cost $547,133,709)		$553,375,073

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$11,549,163

		$11,549,163

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(9)	$42	$43,512

		$43,512

Total Convertible Bonds (identified cost $13,515,887)		$11,592,675

Common Stocks — 0.3%

Security	Shares	Value

Building Materials — 0.2%
Panolam Holdings Co.(5)(9)(10)	6,997	$12,350,964

		$12,350,964

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	3,400	$39,644

		$39,644

Energy — 0.0%(8)
SemGroup Corp.(10)	26,457	$1,022,299

		$1,022,299

Gaming — 0.0%(8)
Greektown Superholdings, Inc.(10)	1,365	$69,615

		$69,615

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$4,148,092

		$4,148,092

Total Common Stocks (identified cost $5,562,086)		$17,630,614

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$4,504,022

		$4,504,022

Total Convertible Preferred Stocks (identified cost $5,149,064)		$4,504,022

Preferred Stocks — 0.2%

Security	Shares	Value

Banks and Thrifts — 0.2%
GMAC Capital Trust I, 8.125% to 2/15/16(11)	452,465	$11,827,435

		$11,827,435

Total Preferred Stocks (identified cost $11,410,043)		$11,827,435

Miscellaneous — 0.0%(8)

Security	Shares	Value

Cable / Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(10)	10,260,000	$89,775
Adelphia, Inc., Escrow Certificate(10)	5,085,000	44,494
Adelphia Recovery Trust(5)(10)	14,818,854	0

		$134,269

Energy — 0.0%(8)
SemGroup Corp., Escrow Certificate(10)	10,225,000	$460,125

		$460,125

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	8,520	$57,510

		$57,510

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(10)	4,050,000	$101,250

		$101,250

Total Miscellaneous (identified cost $13,808,944)		$753,154

Warrants — 0.2%

Security	Shares	Value

Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(10)	27,849	$419,267

		$419,267

Food / Beverage / Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$167,250

		$167,250

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Gaming — 0.2%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(5)(9)(10)	6,338	$2,218,230
PGP Investors, LLC, Membership Interests(5)(9)(10)	17,143	6,000,001

		$8,218,231

Publishing / Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	33,105	$0

		$0

Total Warrants (identified cost $6,000,278)		$8,804,748

Short-Term Investments — 6.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$323,535	$323,534,738

Total Short-Term Investments (identified cost $323,534,738)		$323,534,738

Total Investments — 99.2% (identified cost $5,101,322,670)		$5,304,049,391

Other Assets, Less Liabilities — 0.8%		$40,698,253

Net Assets — 100.0%		$5,344,747,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	–	Medium-Term Note

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $1,919,512,301 or 35.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(6)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after October 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Restricted security (see Note 5).

(10)	Non-income producing security.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $4,777,787,932)	$4,980,514,653
Affiliated investment, at value (identified cost, $323,534,738)	323,534,738
Cash	1,643,108
Restricted cash*	194,481
Interest and dividends receivable	85,305,501
Interest receivable from affiliated investment	39,435
Receivable for investments sold	114,433,595
Receivable for open swap contracts	3,518,767
Premium paid on open swap contracts	1,244,610
Miscellaneous receivable	350,900
Total assets	$5,510,779,788

Liabilities
Payable for investments purchased	$162,651,712
Payable for open swap contracts	147,513
Premium received on open swap contracts	457,213
Payable to affiliates:
Investment adviser fee	2,621,289
Trustees’ fees	5,667
Accrued expenses	148,750
Total liabilities	$166,032,144
Net Assets applicable to investors’ interest in Portfolio	$5,344,747,644

Sources of Net Assets
Investors’ capital	$5,138,649,669
Net unrealized appreciation	206,097,975
Total	$5,344,747,644

*	Represents restricted cash on deposit at the custodian for open swap contracts.

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest and other income	$301,327,149
Dividends	1,613,967
Interest allocated from affiliated investment	448,871
Expenses allocated from affiliated investment	(59,220)
Total investment income	$303,330,767

Expenses
Investment adviser fee	$25,354,134
Trustees’ fees and expenses	69,458
Custodian fee	657,276
Legal and accounting services	115,244
Miscellaneous	134,869
Total expenses	$26,330,981
Deduct —
Reduction of custodian fee	$1,423
Total expense reductions	$1,423

Net expenses	$26,329,558

Net investment income	$277,001,209

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,225,400
Investment transactions allocated from affiliated investment	5,964
Swap contracts	1,037,483
Net realized gain	$28,268,847
Change in unrealized appreciation (depreciation) —
Investments	$165,880,987
Swap contracts	4,109,619
Net change in unrealized appreciation (depreciation)	$169,990,606

Net realized and unrealized gain	$198,259,453

Net increase in net assets from operations	$475,260,662

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$277,001,209	$241,506,880
Net realized gain from investment transactions and swap contracts	28,268,847	8,981,427
Net change in unrealized appreciation (depreciation) from investments and swap contracts	169,990,606	(83,181,528)
Net increase in net assets from operations	$475,260,662	$167,306,779
Capital transactions —
Contributions	$1,807,297,830	$558,169,118
Withdrawals	(234,360,695)	(339,071,897)
Net increase in net assets from capital transactions	$1,572,937,135	$219,097,221

Net increase in net assets	$2,048,197,797	$386,404,000

Net Assets
At beginning of year	$3,296,549,847	$2,910,145,847
At end of year	$5,344,747,644	$3,296,549,847

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62%	0.63%	0.64%	0.65%	0.65%
Net investment income	6.49%	7.60%	8.67%	10.52%	8.92%
Portfolio Turnover	64%	70%	75%	74%	54%

Total Return	11.44%	6.01%	18.44%	40.41%	(25.45)%

Net assets, end of year (000’s omitted)	$5,344,748	$3,296,550	$2,910,146	$2,396,886	$1,531,339

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. Effective May 15, 2012, the Portfolio’s secondary objectives are to seek growth of income and capital. Prior to May 15, 2012, the Portfolio’s secondary objectives were to seek reasonable preservation of capital to the extent attainable from its investments in high yield, high risk corporate bonds, and growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 86.8%, 0.3% 10.9% and 2.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

36

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee

37

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $25,354,134 or 0.59% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,293,076,368 and $2,490,453,210, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,117,160,297

Gross unrealized appreciation	$254,374,299
Gross unrealized depreciation	(67,485,205)

Net unrealized appreciation	$186,889,094

5  Restricted Securities

At October 31, 2012, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	$42,000	$0	$43,512

Total Convertible Bonds			$0	$43,512

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$39,644
Panolam Holdings Co.	12/30/09	6,997	3,844,852	12,350,964

Total Common Stocks			$4,027,465	$12,390,608

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$57,510

Total Miscellaneous			$149,100	$57,510

38

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Warrants
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	6,338	$0	$2,218,230
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0	0

Total Warrants			$6,000,000	$8,218,231

Total Restricted Securities			$10,176,565	$20,709,861

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$116,945	$90,045	$206,990
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	641,993	(135,399)	506,594
Citibank NA	Meritor, Inc.	B3/B-	8,255	5.00	(1)	6/20/15	(426,790)	293,178	(133,612)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	502,811	(6,670)	496,141
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(133,480)	341,680
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(238,888)	236,272
Deutsche Bank	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	993,052	(330,645)	662,407
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(154,590)	320,570
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	993,051	(244,938)	748,113
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	1,700	5.00	(1)	6/20/15	(87,891)	73,990	(13,901)

Total			$50,305				$4,158,651	$(787,397)	$3,371,254

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,305,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

39

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $147,513.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $3,518,767, with the highest amount from any one counterparty being $1,240,359. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amounts would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$4,673,332	(1)	$(514,681	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Credit default swap contracts	$1,037,483	(1)	$4,109,619	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2012, which is indicative of the volume of this derivative type, was approximately $61,111,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

40

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,368,168,273	$3,858,659	$4,372,026,932
Senior Floating-Rate Interests	—	553,375,073	—	553,375,073
Convertible Bonds	—	11,549,163	43,512	11,592,675
Common Stocks	5,170,391	69,615	12,390,608	17,630,614
Convertible Preferred Stocks	4,504,022	—	—	4,504,022
Preferred Stocks	11,827,435	—	—	11,827,435
Miscellaneous	—	753,154	0	753,154
Warrants	—	586,517	8,218,231	8,804,748
Short-Term Investments	—	323,534,738	—	323,534,738

Total Investments	$21,501,848	$5,258,036,533	$24,511,010	$5,304,049,391
Credit Default Swaps	$—	$4,673,332	$—	$4,673,332

Total	$21,501,848	$5,262,709,865	$24,511,010	$5,308,722,723

Liability Description
Credit Default Swaps	$—	$(514,681)	$—	$(514,681)

Total	$—	$(514,681)	$—	$(514,681)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2012 is not presented.

At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

41

Boston Income Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and the Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2012, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

42

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

43

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 2001

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

44

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-12/12 IBSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$64,140	$66,990
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,110	$15,560
All Other Fees(3)	$900	$0

Total	$79,250	$82,550

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$15,110	$15,560
Eaton Vance(1)	$266,431	$566,619

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012